UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -------------------

Check here if Amendment [   ];                  Amendment Number: ____

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hawkeye Capital Management, LLC
             -------------------------------
Address:     800 Third Avenue, 9th Floor
             ------------------------------
             New York, NY 10022
             ------------------------------

Form 13F File Number:     028-
                          -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard Rubin
            ------------------
Title:      Managing Member
            ------------------
Phone:      (212) 265-0565
            ------------------

Signature, Place, and Date of Signing:

          /s/Richard Rubin     New York, NY     November 14, 2011
          ----------------     ------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:         0
                                           ---

Form 13F Information Table Entry Total:    16
                                           --

Form 13F Information Table Value Total:    249,254
                                           -----------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                    INVEST-
                                                                                     MENT                    VOTING AUTHORITY
                         TITLE OF                  VALUE     SHARES /   SH /  PUT/  DISCRE-   OTHER   ------------------------------
NAME OF ISSUER            CLASS         CUSIP    (X$1,000)    PRN AMT   PRN   CALL   TION    MANAGER        SOLE        SHARED  NONE
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----

CIT GROUP INC         COM             125581801      25,120    827,140   SH          SOLE                      827,140
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
COLLECTIVE BRANDS
INC                   COM             19421W100      25,920  2,000,000   SH          SOLE                    2,000,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
FXCM INC              COM CL A        302693106      15,295  1,090,907   SH          SOLE                    1,090,907
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
IMATION CORP          COM             45245A107       6,989    956,077   SH          SOLE                      956,077
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
INFOSPACE INC         COM PAR $.0001  45678T300      15,205  1,818,774   SH          SOLE                    1,818,774
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
JOURNAL
COMMUNICATIONS INC    COM CL A        481130102       2,254    758,815   SH          SOLE                      758,815
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
KAPSTONE PAPER &
PACKAGING             COM             48562P103      46,351  3,337,003   SH          SOLE                    3,337,003
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
KIRKLAND'S INC        COM             497498105         917    100,000   SH          SOLE                      100,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
MARKET VECTORS GOLD
MINERS                COM             57060U100       5,519    100,000   SH          SOLE                      100,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NORTH AMERN ENERGY
PARTNERS              COM             656844107       6,278  1,078,695   SH          SOLE                    1,078,695
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
OIL STS INTL INC      COM             678026105       7,638    150,000   SH          SOLE                      150,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
RUBY TUESDAY INC      COM             781182100      14,211  1,984,807   SH          SOLE                    1,984,807
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SILGAN HOLDINGS INC   COM             827048109      19,731    537,054   SH          SOLE                      537,054
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SONIC AUTOMOTIVE INC  COM CL A        83545G102      26,978  2,500,300   SH          SOLE                    2,500,300
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
THERAVANCE INC        COM             88338T104      13,161    653,495   SH          SOLE                      653,495
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
UNITED ONLINE INC     COM             911268100      17,687  3,381,778   SH          SOLE                    3,381,778
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----